Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Fees	Total Payments
Total	$ 28,869	$ 325,601	$ 354,470
MacArthur
Total		200,858	200,858
Wassuck
Total		65,138	65,138
Yerington
Total	$ 28,869	$ 59,605	$ 88,474